Lines of Credit	6 Months Ended
Dec. 31, 2022
Lines of Credit
Lines of Credit

8. Line of Credit

The Company has a Demand Line of Credit through December 2023 with First National Bank of Pennsylvania which provides for borrowings of up to $300,000 for regular working capital needs, bearing interest at 7.50%. The agreement does not contain any financial covenants and borrowings are secured by a pledge of the Company’s assets including inventory, accounts receivable, chattel paper, equipment and general intangibles of the Company. As of December 31, 2022, June 30, 2022 and June 30, 2021, respectively, there were no borrowings outstanding under the line.